INCOME TAX (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Enacted tax rates	26.50%	26.50%
[custom:PercentageOfMexicanRoyalty]	7.50%
Net deferred tax Liabilites	$ 612
Net deferred tax assets		$ 4,216
Capital losses	8,226	8,439
Loss carryforwards	2,138
Deferred tax liability for unremitted earnings
Unremitted earnings	$ 4,527	$ 4,887
CANADA
IfrsStatementLineItems [Line Items]
Enacted tax rates	26.50%
[custom:PercentageOfMexicanRoyalty]	7.50%
Loss carryforwards subject to expiration, description	Of this amount, $433 expires between 2033 and 2037 fiscal years
Loss carryforwards not subject to expiration	$ 1,705
MEXICO
IfrsStatementLineItems [Line Items]
Enacted tax rates	30.00%